Risk/Return Detail Data - FidelitySmallCapValueFund-AMCIZPRO	Sep. 28, 2024 USD ($)
Risk/Return:
Registrant Name	Fidelity Securities Fund
FidelitySmallCapValueFund-AMCIZPRO | Fidelity Small Cap Value Fund
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund /Class: Fidelity® Small Cap Value Fund /Fidelity Advisor® Small Cap Value Fund A, M, C, I, Z
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity® Small Cap Value Fund seeks capital appreciation.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 33 of the prospectus. Different intermediaries may provide additional waivers or reductions of the sales charge. Please see "Sales Charge Waiver Policies Applied by Certain Intermediaries" in the "Appendix" section of the prospectus.
Shareholder Fees Caption [Text]	Shareholder fees
Operating Expenses Caption [Text]	Annual Operating Expenses
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 63 % of the average value of its portfolio.
Portfolio Turnover, Rate	63.00%
Expenses Deferred Charges [Text Block]	Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.
Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 33 of the prospectus.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Expenses Restated to Reflect Current [Text]	Adjusted to reflect current fees.
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing primarily in common stocks. Normally investing at least 80% of assets in securities of companies with small market capitalizations (which, for purposes of this fund, are those companies with market capitalizations similar to companies in the Russell 2000® Index or the S&P SmallCap 600® Index). Investing in securities of companies that Fidelity Management & Research Company LLC (FMR) believes are undervalued in the marketplace in relation to factors such as assets, sales, earnings, growth potential, or cash flow, or in relation to securities of other companies in the same industry (stocks of these companies are often called "value" stocks). Investing in domestic and foreign issuers. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Risk [Heading]	Principal Investment Risks
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit institutional.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]	institutional.fidelity.com
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Bar Chart Narrative [Text Block]	The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]	The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Year to Date Return, Label	Year-to-Date Return
Bar Chart, Year to Date Return, Date	Jun. 30, 2024
Bar Chart, Year to Date Return	(0.68%)
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Dec. 31, 2020
Highest Quarterly Return	33.06%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Mar. 31, 2020
Lowest Quarterly Return	(32.15%)
Performance Table Heading	Average Annual Returns
Performance Table Does Reflect Sales Loads	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table One Class of after Tax Shown [Text]	After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelitySmallCapValueFund-AMCIZPRO | Fidelity Small Cap Value Fund | Fidelity Advisor Small Cap Value Fund - Class A
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[1]
Management fee	1.00%	[2],[3]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.01%	[2]
Total annual operating expenses	1.26%
1 year	$ 696
3 years	952
5 years	1,227
10 years	2,010
1 Year	696
3 Years	952
5 Years	1,227
10 Years	$ 2,010
2014	6.30%
2015	(1.89%)
2016	21.03%
2017	11.98%
2018	(15.21%)
2019	20.47%
2020	10.83%
2021	37.83%
2022	(13.38%)
2023	17.44%
FidelitySmallCapValueFund-AMCIZPRO | Fidelity Small Cap Value Fund | Fidelity Advisor Small Cap Value Fund - Class C
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	1.00%	[4]
Management fee	1.00%	[2],[3]
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.01%	[2]
Total annual operating expenses	2.01%
Expenses Deferred Charges [Text Block]	On Class C shares redeemed less than one year after purchase.
1 year	$ 304
3 years	630
5 years	1,083
10 years	2,144
1 Year	204
3 Years	630
5 Years	1,083
10 Years	$ 2,144
FidelitySmallCapValueFund-AMCIZPRO | Fidelity Small Cap Value Fund | Fidelity Advisor Small Cap Value Fund - Class M
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	3.50%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[1]
Management fee	1.00%	[2],[3]
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.01%	[2]
Total annual operating expenses	1.51%
1 year	$ 498
3 years	810
5 years	1,145
10 years	2,088
1 Year	498
3 Years	810
5 Years	1,145
10 Years	$ 2,088
FidelitySmallCapValueFund-AMCIZPRO | Fidelity Small Cap Value Fund | Fidelity Advisor Small Cap Value Fund - Class I
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none
Management fee	1.00%	[2],[3]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%	[2]
Total annual operating expenses	1.01%
1 year	$ 103
3 years	322
5 years	558
10 years	1,236
1 Year	103
3 Years	322
5 Years	558
10 Years	$ 1,236
FidelitySmallCapValueFund-AMCIZPRO | Fidelity Small Cap Value Fund | Fidelity Advisor Small Cap Value Fund - Class Z
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none
Management fee	0.88%	[2],[3]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%	[2]
Total annual operating expenses	0.89%
1 year	$ 91
3 years	284
5 years	493
10 years	1,096
1 Year	91
3 Years	284
5 Years	493
10 Years	$ 1,096
Annual Return, Inception Date	Oct. 02, 2018
FidelitySmallCapValueFund-AMCIZPRO | Fidelity Small Cap Value Fund | Return Before Taxes | Fidelity Advisor Small Cap Value Fund - Class A
Risk/Return:
Label	Return Before Taxes
Past 1 year	10.69%
Past 5 years	12.02%
Past 10 years	7.77%
FidelitySmallCapValueFund-AMCIZPRO | Fidelity Small Cap Value Fund | Return Before Taxes | Fidelity Advisor Small Cap Value Fund - Class C
Risk/Return:
Label	Return Before Taxes
Past 1 year	15.63%
Past 5 years	12.52%
Past 10 years	7.76%
FidelitySmallCapValueFund-AMCIZPRO | Fidelity Small Cap Value Fund | Return Before Taxes | Fidelity Advisor Small Cap Value Fund - Class M
Risk/Return:
Label	Return Before Taxes
Past 1 year	13.07%
Past 5 years	12.29%
Past 10 years	7.77%
FidelitySmallCapValueFund-AMCIZPRO | Fidelity Small Cap Value Fund | Return Before Taxes | Fidelity Advisor Small Cap Value Fund - Class I
Risk/Return:
Label	Return Before Taxes
Past 1 year	17.79%
Past 5 years	13.67%
Past 10 years	8.71%
FidelitySmallCapValueFund-AMCIZPRO | Fidelity Small Cap Value Fund | Return Before Taxes | Fidelity Advisor Small Cap Value Fund - Class Z
Risk/Return:
Label	Return Before Taxes
Past 1 year	17.94%
Past 5 years	13.82%
Since Inception	9.44%	[5]
FidelitySmallCapValueFund-AMCIZPRO | Fidelity Small Cap Value Fund | After Taxes on Distributions | Fidelity Advisor Small Cap Value Fund - Class A
Risk/Return:
Label	Return After Taxes on Distributions
Past 1 year	9.27%
Past 5 years	10.69%
Past 10 years	5.64%
FidelitySmallCapValueFund-AMCIZPRO | Fidelity Small Cap Value Fund | After Taxes on Distributions and Sales | Fidelity Advisor Small Cap Value Fund - Class A
Risk/Return:
Label	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	7.19%
Past 5 years	9.32%
Past 10 years	5.65%
FidelitySmallCapValueFund-AMCIZPRO | Fidelity Small Cap Value Fund | RS015
Risk/Return:
Label	Russell 2000® Value Index
Past 1 year	14.65%
Past 5 years	10.00%
Past 10 years	6.76%
FidelitySmallCapValueFund-AMCIZPRO | Fidelity Small Cap Value Fund | RS003
Risk/Return:
Label	Russell 3000® Index
Past 1 year	25.96%
Past 5 years	15.16%
Past 10 years	11.48%

[1]
A Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.

[2]	B Adjusted to reflect current fees.
[3]
A The management fee comprises a basic fee , which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the Russell 2000® Value Index. The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.20%, 0.20%, 0.22%, 0.19%, and 0.06% for Class A, Class M, Class C, Class I, and Class Z, respectively, was previously charged under the services agreements. Please see "Fund Services - Fund Management - Advisory Fee(s)" for additional information.

[4]	B On Class C shares redeemed less than one year after purchase.
[5]	A From October 2, 2018 .